Related Party Balances and Transactions - Long-term borrowings and interest payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Sep. 30, 2020
Huang River Investment Limited
Related Party Transaction [Line Items]
Long-term borrowings	¥ 531,507	¥ 384,429